Condensed Consolidating Financial Information PP2 Comprehensive Income (Tables)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Condensed Statement of Comprehensive Income
For the Year Ended December 31, 2016

	NRG Yield LLC (a)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Yield Operating LLC (Note Issuer)	Eliminations(b)	Consolidated
	(In millions)
Net Income	$157	$22	$54	$17	$(235)	$15
Other Comprehensive Income
Unrealized gain on derivatives	13	1	10	13	(24)	13
Other comprehensive income	13	1	10	13	(24)	13
Comprehensive Income	170	23	64	30	(259)	28
Less: Comprehensive loss attributable to noncontrolling interests	—	—	(1)	(142)	1	(142)
Comprehensive Income Attributable to NRG Yield LLC	$170	$23	$65	$172	$(260)	$170

(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
(b) All significant intercompany transactions have been eliminated in consolidation.

	NRG Yield LLC (a) (c)	Other Guarantor Subsidiaries	Non-Guarantor Subsidiaries (c)	NRG Yield Operating LLC (Note Issuer) (c)	Eliminations(b) (c)	Consolidated
	(In millions)
Net Income (Loss)	$144	$(42)	$122	$93	$(224)	$93
Other Comprehensive Income
Unrealized loss on derivatives	(16)	—	(18)	(17)	34	(17)
Other comprehensive loss	(16)	—	(18)	(17)	34	(17)
Comprehensive Income (Loss)	128	(42)	104	76	(190)	76
Less: Comprehensive loss attributable to noncontrolling interests	—	—	(2)	(52)	2	(52)
Comprehensive Income (Loss) Attributable to NRG Yield LLC	$128	$(42)	$106	$128	$(192)	$128

(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
(b) All significant intercompany transactions have been eliminated in consolidation.
(c) Retrospectively adjusted as discussed in Note 1, Nature of Business.

NRG YIELD LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
For the Year Ended December 31, 2014

	NRG Yield LLC (a) (c)	Other Guarantor Subsidiaries	Non-Guarantor Subsidiaries (c)	NRG Yield Operating LLC (Note Issuer) (c)	Eliminations (b) (c)	Consolidated
	(In millions)
Net Income (Loss)	$119	$(18)	$135	$121	$(235)	$122
Other Comprehensive Income (Loss)
Unrealized loss on derivatives	(63)	—	(63)	(65)	126	(65)
Other comprehensive loss	(63)	—	(63)	(65)	126	(65)
Comprehensive Income (Loss)	56	(18)	72	56	(109)	57
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	1	—	1
Comprehensive Income (Loss) Attributable to NRG Yield LLC	$56	$(18)	$72	$55	$(109)	$56

(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
(b) All significant intercompany transactions have been eliminated in consolidation.
(c) Retrospectively adjusted as discussed in Note 1, Nature of Business.